Quarterly portfolio holdings
John Hancock
Mid Cap Growth Fund
U.S. equity
June 30, 2025
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Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 96.2%		$1,210,016,167
(Cost $1,000,716,397)
Communication services 8.3%		104,457,958
Entertainment 7.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	402,251	42,035,230
Live Nation Entertainment, Inc. (A)	288,170	43,594,358
TKO Group Holdings, Inc.	37,780	6,874,071
Media 0.9%
The Trade Desk, Inc., Class A (A)	166,055	11,954,299
Consumer discretionary 21.1%		265,357,924
Broadline retail 2.2%
Ollie’s Bargain Outlet Holdings, Inc. (A)	207,600	27,357,528
Hotels, restaurants and leisure 14.6%
Carnival Corp. (A)	472,597	13,289,428
Cava Group, Inc. (A)	26,604	2,240,855
Chipotle Mexican Grill, Inc. (A)	227,895	12,796,304
DraftKings, Inc., Class A (A)	817,986	35,083,420
Flutter Entertainment PLC (A)	61,552	17,589,100
Hilton Worldwide Holdings, Inc.	24,278	6,466,203
Life Time Group Holdings, Inc. (A)	620,532	18,820,736
Marriott International, Inc., Class A	104,360	28,512,196
Royal Caribbean Cruises, Ltd.	105,687	33,094,827
Wingstop, Inc.	45,668	15,378,242
Specialty retail 2.1%
Chewy, Inc., Class A (A)	353,383	15,061,183
Dick’s Sporting Goods, Inc.	57,787	11,430,846
Textiles, apparel and luxury goods 2.2%
On Holding AG, Class A (A)	420,889	21,907,272
Tapestry, Inc.	72,085	6,329,784
Consumer staples 2.9%		36,011,449
Consumer staples distribution and retail 1.4%
U.S. Foods Holding Corp. (A)	225,931	17,398,946
Personal care products 1.5%
BellRing Brands, Inc. (A)	321,293	18,612,503
Energy 3.4%		42,721,308
Oil, gas and consumable fuels 3.4%
Cameco Corp.	54,403	4,038,335
Coterra Energy, Inc.	238,133	6,043,816
Diamondback Energy, Inc.	44,402	6,100,835
Targa Resources Corp.	152,449	26,538,322
Financials 9.7%		122,105,863
Capital markets 9.7%
Coinbase Global, Inc., Class A (A)	16,488	5,778,879
Evercore, Inc., Class A	64,180	17,329,884
Hamilton Lane, Inc., Class A	83,031	11,800,366
Interactive Brokers Group, Inc., Class A	412,951	22,881,615
KKR & Company, Inc.	135,365	18,007,606
Morningstar, Inc.	39,466	12,389,561
Tradeweb Markets, Inc., Class A	231,680	33,917,952
2	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 13.4%		$169,081,434
Biotechnology 6.3%
Argenx SE, ADR (A)	17,853	9,840,931
Exact Sciences Corp. (A)	444,631	23,627,691
Natera, Inc. (A)	209,212	35,344,275
United Therapeutics Corp. (A)	37,381	10,741,430
Health care equipment and supplies 2.6%
DexCom, Inc. (A)	151,986	13,266,858
Glaukos Corp. (A)	127,383	13,157,390
PROCEPT BioRobotics Corp. (A)	122,067	7,031,059
Health care providers and services 1.4%
The Ensign Group, Inc.	113,477	17,504,962
Health care technology 1.8%
Veeva Systems, Inc., Class A (A)	78,967	22,740,917
Life sciences tools and services 1.2%
Waters Corp. (A)	41,833	14,601,390
Pharmaceuticals 0.1%
Structure Therapeutics, Inc., ADR (A)	59,042	1,224,531
Industrials 10.2%		127,835,598
Aerospace and defense 3.7%
Axon Enterprise, Inc. (A)	31,539	26,112,400
Howmet Aerospace, Inc.	106,546	19,831,407
Commercial services and supplies 1.4%
Clean Harbors, Inc. (A)	77,763	17,977,250
Construction and engineering 1.4%
Quanta Services, Inc.	47,829	18,083,188
Professional services 1.4%
Paycom Software, Inc.	74,558	17,252,721
Trading companies and distributors 2.3%
FTAI Aviation, Ltd.	117,661	13,535,721
W.W. Grainger, Inc.	14,461	15,042,911
Information technology 22.4%		281,618,703
Electronic equipment, instruments and components 5.5%
Celestica, Inc. (A)	242,148	37,801,724
Cognex Corp.	288,506	9,151,410
Flex, Ltd. (A)	452,976	22,612,562
IT services 7.2%
Cloudflare, Inc., Class A (A)	167,894	32,878,682
GoDaddy, Inc., Class A (A)	161,225	29,030,174
Snowflake, Inc., Class A (A)	42,893	9,598,167
Twilio, Inc., Class A (A)	147,478	18,340,364
Software 9.7%
AppLovin Corp., Class A (A)	26,698	9,346,436
Clearwater Analytics Holdings, Inc., Class A (A)	501,624	11,000,614
Datadog, Inc., Class A (A)	154,016	20,688,969
DocuSign, Inc. (A)	353,708	27,550,316
Guidewire Software, Inc. (A)	69,143	16,279,719
HubSpot, Inc. (A)	33,526	18,661,577
Samsara, Inc., Class A (A)	156,261	6,216,063
ServiceTitan, Inc., Class A (A)	116,271	12,461,926
Real estate 3.2%		40,278,789
Real estate management and development 1.5%
Zillow Group, Inc., Class C (A)	261,167	18,294,748
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	3

	Shares	Value
Real estate (continued)
Residential REITs 0.8%
AvalonBay Communities, Inc.	50,670	$10,311,345
Specialized REITs 0.9%
Crown Castle, Inc.	113,625	11,672,696
Utilities 1.6%		20,547,141
Gas utilities 0.7%
Atmos Energy Corp.	60,769	9,365,111
Multi-utilities 0.9%

Dominion Energy, Inc.	197,842	11,182,030

Preferred securities 0.5%		$6,111,854
(Cost $9,360,258)
Information technology 0.5%		6,111,854
Software 0.5%

Essence Group Holdings Corp. (A)(B)(C)	2,958,957	3,609,928
Lookout, Inc., Series F (A)(B)(C)	392,767	2,501,926
Exchange-traded funds 1.6%		$20,719,010
(Cost $20,696,753)
iShares Russell Mid-Cap Growth ETF	74,701	10,359,535
Vanguard Mid-Cap Growth ETF	36,427	10,359,475

	Yield (%)	Shares	Value
Short-term investments 3.7%			$45,863,793
(Cost $45,863,796)
Short-term funds 3.7%			45,863,793
John Hancock Collateral Trust (D)	4.2596(E)	5,517	55,182
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2560(E)	45,808,612	45,808,611

Total investments (Cost $1,076,637,204) 102.0%	$1,282,710,824
Other assets and liabilities, net (2.0%)	(24,801,536)
Total net assets 100.0%	$1,257,909,288

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to fund’s investments.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.
4	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,210,016,167	$1,210,016,167	—	—
Preferred securities	6,111,854	—	—	$6,111,854
Exchange-traded funds	20,719,010	20,719,010	—	—
Short-term investments	45,863,793	45,863,793	—	—
Total investments in securities	$1,282,710,824	$1,276,598,970	—	$6,111,854
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,517	$2,849,955	$37,466,652	$(40,261,470)	$53	$(8)	$7,900	—	$55,182
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.3%	$3,609,928
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	2,501,926
								$6,111,854

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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